Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	ASLAN Pharmaceuticals Ltd
Entity Central Index Key	0001722926
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	237,663,300
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38475
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	83 Clemenceau Avenue #12-03 UE Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	239920
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
American Depositary Shares (ADSs), each representing five ordinary shares, par value NT$10 per ordinary share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (ADSs), each representing five ordinary shares, par value $0.01 per ordinary share
Trading Symbol	ASLN
Security Exchange Name	NASDAQ
Ordinary shares, par value NT$10 per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Business Contact
Document Information [Line Items]
Contact Personnel Name	Carl Firth
Entity Address, Address Line One	83 Clemenceau Avenue #12-03 UE Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	239920
Contact Personnel Email Address	investor@aslanpharma.com